Financial Instruments and Risk Management - Additional Information (Details) € in Millions, $ in Millions	1 Months Ended					12 Months Ended
	Aug. 31, 2017 USD ($)	Jul. 31, 2017 USD ($)	Jun. 30, 2017 USD ($)	Jun. 30, 2017 EUR (€)	Oct. 31, 2016	Dec. 31, 2017 GBP (£) Bond	Dec. 31, 2016 GBP (£)	Dec. 31, 2015 GBP (£)	Dec. 31, 2017 USD ($)	Dec. 31, 2017 EUR (€)	Apr. 30, 2017 GBP (£)	Mar. 31, 2017 GBP (£)	Dec. 31, 2016 USD ($)
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Proportion of average cost of debt						3.30%	3.10%
Bank loans						£ 512,000,000	£ 336,000,000
Cash and cash equivalents						3,291,000,000	2,204,000,000
Impact of 10% strengthening of functional currencies against non-functional currencies on pre-tax profit						(14,000,000)	2,000,000	£ (3,000,000)
Impact of 10% strengthening of functional currencies against non-functional currencies on items recognised directly in other comprehensive income						148,000,000	413,000,000	326,000,000
Impact of 10% weakening of functional currencies against non-functional currencies on pre-tax profit						4,000,000	(4,000,000)	2,000,000
Impact of 10% weakening of functional currencies against non-functional currencies on items recognised directly in other comprehensive income						148,000,000	505,000,000	398,000,000
Maximum exposure to credit risk						£ 3,000,000	4,000,000
Financial assets maturity period						1 year
Financial Liabilities maturity period						1 year
Leaf Supply Arrangements
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Maximum exposure to credit risk						£ 96,000,000	105,000,000
US Dollar
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Cash and cash equivalents						161,000,000	195,000,000
Euro
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Cash and cash equivalents						159,000,000	159,000,000
UK sterling
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Cash and cash equivalents						2,842,000,000	£ 1,748,000,000
Short Term Credit Facility
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Maximum exposure to credit risk						£ 116,000,000
Liquidity Risk
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Target average centrally managed debt maturity						5 years
Average centrally managed debt maturity						9 years 2 months 12 days	8 years 2 months 12 days
Peak maturity of centrally managed debt maturing in a rolling 12-month period						13.20%	18.10%		13.20%	13.20%			18.10%
Bonds issued											£ 1,600,000,000	£ 1,600,000,000
Repayments of bonds at maturity	$ 500		$ 600	€ 1,250
Bank loans | $		$ 25,000
Number of series of bonds issued under EMTN programme | Bond						4
EMTN Programme						£ 25,000,000,000	£ 15,000,000,000
Outstanding amount on commercial paper						1,200,000,000	254,000,000
Liquidity Risk | Reynolds American Inc.
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Percentage of equity interest proposed to acquire					57.80%
Liquidity Risk | US Commercial Paper Programme
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Short-term funds | $									$ 4,000				$ 3,000
Liquidity Risk | Euro Commercial Paper (ECP) Programme
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Short-term funds						3,000,000,000	1,000,000,000
Liquidity Risk | Money Market Funds
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Cash and cash equivalents						£ 668,000,000	193,000,000
Liquidity Risk | Bridge Facilities One Year Maturity
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Bank loans | $		$ 15,000
Period of borrowings maturity		1 year
Liquidity Risk | Bridge Facilities Two Year Maturity
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Bank loans | $		$ 5,000
Period of borrowings maturity		2 years
Liquidity Risk | Term Loans With Maturity In 2020
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Bank loans | $		$ 2,500
Borrowings, maturity		2020
Liquidity Risk | Term Loans With Maturity In 2022
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Bank loans | $		$ 2,500
Borrowings, maturity		2022
Liquidity Risk | USD Denominated Bonds
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Bonds issued | $									17,250
Number of bonds | Bond						8
Liquidity Risk | USD Denominated Bonds Maturing on August 2020
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Bonds issued | $									3,250
Borrowings, maturity						August 2020
Number of bonds | Bond						2
Liquidity Risk | USD Denominated Bonds Maturing on August 2022
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Bonds issued | $									3,000
Borrowings, maturity						August 2022
Number of bonds | Bond						2
Liquidity Risk | USD Denominated Bonds Maturing on August 2024
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Bonds issued | $									2,500
Borrowings, maturity						August 2024
Number of bonds | Bond						1
Liquidity Risk | USD Denominated Bonds Maturing on August 2027
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Bonds issued | $									3,500
Borrowings, maturity						August 2027
Number of bonds | Bond						1
Liquidity Risk | USD Denominated Bonds Maturing on August 2037
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Bonds issued | $									2,500
Borrowings, maturity						August 2037
Number of bonds | Bond						1
Liquidity Risk | USD Denominated Bonds Maturing on August 2047
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Bonds issued | $									$ 2,500
Borrowings, maturity						August 2047
Number of bonds | Bond						1
Liquidity Risk | Bonds Under EMTN Programme Maturing in August 2025
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Bonds issued						£ 450,000,000
Borrowings, maturity						August 2025
Liquidity Risk | Euro Denominated Bonds Under EMTN Programme
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Bonds issued | €										€ 3,100
Number of bonds | Bond						3
Liquidity Risk | Euro Denominated Bonds Under EMTN Programme Maturing in August 2021
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Bonds issued | €										1,100
Borrowings, maturity						August 2021
Liquidity Risk | Euro Denominated Bonds Under EMTN Programme Maturing in November 2023
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Bonds issued | €										750
Borrowings, maturity						November 2023
Liquidity Risk | Euro Denominated Bonds Under EMTN Programme Maturing in January 2030
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Bonds issued | €										€ 1,250
Borrowings, maturity						January 2030
Liquidity Risk | Revolving Credit Facility Maturing in 2021
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Borrowings capacity						£ 3,000,000,000
Drawings from current borrowing capacity						600,000,000	£ 0
Liquidity Risk | Two-tranche Revolving Credit Facility
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Borrowings capacity						£ 6,000,000,000
Liquidity Risk | 364-day Revolving Credit Facility
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Period of borrowings maturity						364 days
Borrowings capacity						£ 3,000,000,000
Extension option on borrowings						1 year
Term out option on borrowings						1 year
Liquidity Risk | New Revolving Credit Facility Maturing in 2021
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Borrowings, maturity						2021
Borrowings capacity						£ 3,000,000,000
Liquidity Risk | Top of Range
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Target centrally managed debt maturing in a rolling 12-month period						20.00%
Currency Risk | US Dollar
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Percentage of gross debt after taking into account derivative contracts						62.00%	31.00%		62.00%	62.00%			31.00%
Currency Risk | Euro
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Percentage of gross debt after taking into account derivative contracts						14.00%	29.00%		14.00%	14.00%			29.00%
Currency Risk | Canadian Dollar
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Percentage of gross debt after taking into account derivative contracts						0.00%	1.00%		0.00%	0.00%			1.00%
Currency Risk | UK sterling
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Percentage of gross debt after taking into account derivative contracts						20.00%	28.00%		20.00%	20.00%			28.00%
Currency Risk | Rest of Group
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Percentage of gross debt after taking into account derivative contracts						4.00%	11.00%		4.00%	4.00%			11.00%
Interest Rate Risk
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Description of hedging instruments						The Group targets an interest cover ratio, as calculated under its key central banking facilities, of greater than 5 and for 2017 it is 7.8 times (2016: 12.2 times; 2015: 11.6 times). The only externally imposed capital requirement the Group has is in respect of its centrally managed banking facilities, which require a gross interest cover of at least 4.5 times.
Description of interest rate sensitivity						IFRS 7 requires a sensitivity analysis that shows the impact on the income statement and on items recognised directly in other comprehensive income of hypothetical changes of interest rates in respect of financial assets and liabilities of the Group. All other variables are held constant although, in practice, market rates rarely change in isolation. For the purposes of this sensitivity analysis, financial assets and liabilities with fixed interest rates are not included. The Group considers a 100 basis point change in interest rates a reasonably possible change except where rates are less than 100 basis points. In these instances it is assumed that the interest rates increase by 100 basis points and decrease to zero for the purpose of performing the sensitivity analysis. The impact is calculated with reference to the financial asset or liability held as at the year-end, unless this is unrepresentative of the position during the year.
Borrowings, interest rate basis						1.00%			1.00%	1.00%
Decrease in pre-tax profit based on 100 basis point increase in interest rates						£ 108,000,000	£ 37,000,000	65,000,000
Increase in pre-tax profit based on 100 basis point decrease in interest rates, or less						£ 77,000,000	£ 16,000,000	£ 40,000,000
Interest Rate Risk | Fixed Rate
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Target for floating to fixed rate debt						50.00%			50.00%	50.00%
Borrowings, adjustment to interest rate on a gross basis						33.33%	35.13%		33.33%	33.33%			35.13%
Borrowings, adjustment to interest rate on a fixed basis						23.46%	17.65%		23.46%	23.46%			17.65%
Credit Risk
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Concentrations of customer credit risk						No significant concentrations of customer credit risk